Trade and other receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Trade and other receivables, net	R$ 142,407	R$ 86,009
Gross amount
Trade receivables
Accounts receivables to related parties	7,269
Trade and other receivables, net	150,705	92,096
Trade accounts receivable
Trade receivables
Allowance for expected credit losses	(8,298)	(6,087)	R$ (5,088)
Domestic | Gross amount
Trade receivables
Trade and other receivables, net	140,573	81,031
Abroad | Gross amount
Trade receivables
Trade and other receivables, net	R$ 2,863	R$ 11,065